Series A Convertible Preferred Stock Warrants (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Series Convertible Preferred Stock Warrants Details
Range of Exercise Prices	$ 0.001	$ 0.001	$ 0.001
Shares Underlying Warrants Outstanding	2,000,000	2,000,000	2,000,000
Weighted Average Remaining Contractual Life	6 years 8 months 12 days	7 years 6 months	8 years 6 months
Weighted Average Excercise Price	$ 0.001	$ 0.001	$ 0.001
Shares Underlying Warrants Exercisable	2,000,000	2,000,000	2,000,000
Weighted Average Exercise Price	$ 0.001	$ 0.001	$ 0.001